VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

Virtus Emerging Markets Opportunities Fund,

a series of Virtus Insight Trust

Supplement dated November 12, 2014 to the Summary and

Statutory Prospectuses dated April 30, 2014

Important Notice to Investors

Effective November 12, 2014, Virtus Emerging Markets Opportunities Fund began offering Class R6 Shares, in addition to the share classes already offered by the fund. Accordingly, the fund’s prospectuses are hereby amended to add the following disclosures.

The fund and ticker symbol table on the front cover of the statutory prospectus is hereby revised to add a column entitled “Class R6 Shares” and to include the ticker symbol VREMX in the row for Virtus Emerging Markets Opportunities Fund and leaving blank the new Class R6 column in each of the rows for the other funds named in the table.

Virtus Emerging Markets Opportunities Fund
The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to add the Class R6 column as shown below:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	VIRTUS EMERGING MARKETS OPPORTUNITIES FUND Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		VIRTUS EMERGING MARKETS OPPORTUNITIES FUND Class R6
Management Fees		0.96%
Distribution and Shareholder Servicing (12b-1) Fees		none
Shareholder Servicing Fees	[1]	none
Remainder of Other Expenses		0.24%
Total Other Expenses		0.24%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.21%
[1]	Estimated for current fiscal year, as annualized.

The Example table is hereby revised to add the Class R6 row as shown below:
Expense Example (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND Class R6	Sold or Held	123	384	665	1,466

Expense Example, No Redemption (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND Class R6	Sold or Held	123	384	665	1,466